OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure of other receivables [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 8: -       OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2019	2018

Government authorities	$241	$122
Grant receivables	276	190
Patent cost reimbursement	539	89
Accrued bank interests	82	114
Prepaid expenses	886	275
Restricted cash	47	47
Other	8	24

	$2,079	$861